AGE STKR
                             PROSPECTUS SUPPLEMENT
                           FRANKLIN GROUP OF FUNDS(R)
                            TEMPLETON GROUP OF FUNDS
                             DATED JANUARY 2, 1996

The following paragraph supplements the sales charge table information for Class I in the section entitled either "How to Buy Shares of the Fund(s)" or "How Do I Buy Shares?" of the prospectuses for the Franklin Templeton Funds which follow:

During the period January 2, 1996 through April 15, 1996, Franklin/Templeton Distributors, Inc. ("Distributors"), the principal underwriter of the Franklin Templeton Group of Funds, will reallow the entire front-end sales charge to the securities firm of A.G. Edwards & Sons, Inc.("AG Edwards") on purchases of Class I shares of the Funds for IRA accounts for which Franklin Templeton Trust Company or AG Edwards, or an affiliate, serves as the custodian. Distributors or one of its affiliates will make a payment, out of its own resources, to AG Edwards of an additional 0.50% for any rollover or transfer IRA in the amount of at least $20,000 but less than $1,000,000, for which Franklin Templeton Trust Company or AG Edwards, or an affiliate, serves as the custodian.

FRANKLIN GROUP OF FUNDS(R) FRANKLIN'S AGE HIGH INCOME FUND, INC.
Dated October 1, 1995, as supplemented December 13, 1995
FRANKLIN BALANCE SHEET INVESTMENT FUND
Dated March 1, 1995, as amended July 5, 1995, as supplemented July 26, 1995, October 1, 1995, October 21, 1995 and December 13, 1995
FRANKLIN MICROCAP VALUE FUND
Dated December 12, 1995
FRANKLIN CUSTODIAN FUNDS, INC.
(Growth, Utilities,DynaTech, Income and U.S. Government Securities Series)
Dated February 1, 1995, as amended June 1, 1995, as supplemented July 26, 1995, October 1, 1995 and December 13, 1995
FRANKLIN'S INCOME SERIES
Dated February 1, 1995, as amended June 1, 1995, as supplemented October 1, 1995 and December 13, 1995
FRANKLIN'S  U.S.  GOVERNMENT  SECURITIES  SERIES
Dated February 1, 1995, as amended  November 15, 1995, as  supplemented
December 13, 1995
FRANKLIN  EQUITY FUND
Dated November 1, 1995, as supplemented December 5, 1995
FRANKLIN GOLD FUND
Dated  December 1, 1995
FRANKLIN  PACIFIC  GROWTH FUND
Dated March 1, 1995,  as amended November 13, 1995, as supplemented December
13,  1995
FRANKLIN INTERNATIONAL EQUITY FUND
Dated March 1, 1995, as supplemented July 26, 1995 and October 1, 1995 and December 13, 1995
FRANKLIN  GLOBAL  GOVERNMENT  INCOME FUND
Dated March 1, 1995, as supplemented May 1, 1995, July 26, 1995, October 1, 1995 and December 13, 1995
FRANKLIN  SHORT-INTERMEDIATE  U.S.  GOVERNMENT  SECURITIES FUND
Dated March 1, 1995, as supplemented July 26, 1995, October 1, 1995 and December 13, 1995
FRANKLIN  CONVERTIBLE  SECURITIES FUND
Dated March 1, 1995, as supplemented October 2, 1995 and December 13, 1995 FRANKLIN ADJUSTABLE U.S.GOVERNMENT SECURITIES FUND
Dated  March 1, 1995, as amended  December 4, 1995
FRANKLIN  EQUITY INCOME FUND
Dated March 1, 1995, as amended November 13, 1995, as supplemented December 13, 1995
FRANKLIN ADJUSTABLE RATE SECURITIES FUND
Dated March 1, 1995, as supplemented July 26, 1995, October 1, 1995 and December 13, 1995
FRANKLIN RISING DIVIDENDS FUND
Dated February 1, 1995, as amended July 17, 1995, as supplemented October 1, 1995 and December 13, 1995
FRANKLIN INVESTMENT GRADE INCOME FUND
Dated February 1, 1995, as supplemented February 1, 1995, July 26, 1995,
October 1, 1995 and December 13, 1995
FRANKLIN  PREMIER  RETURN FUND
Dated May 1, 1995, as supplemented October 31, 1995 and December 13, 1995 FRANKLIN REAL ESTATE SECURITIES FUND
Dated September 1, 1995, as supplemented October 1, 1995 and December 13, 1995 FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Dated February 1, 1995, as supplemented July 26, 1995 and October 1, 1995 FRANKLIN CALIFORNIA GROWTH FUND
Dated September 1, 1995, as supplemented October 1, 1995 and December 13, 1995 FRANKLIN STRATEGIC INCOME FUND
Dated September 1, 1995,  as  amended  December  19,  1995
FRANKLIN  GLOBAL  UTILITIES  FUND
Dated September 1, 1995, as supplemented October 1, 1995 and December 13, 1995 FRANKLIN SMALL CAP GROWTH FUND
Dated September 1, 1995, as amended December 7, 1995, as supplemented December 13, 1995
FRANKLIN GLOBAL HEALTH CARE FUND
Dated September  1, 1995,  October 1, 1995 and  December  13,  1995
FRANKLIN  NATURAL RESOURCES  FUND
Dated June 5, 1995, as supplemented July 26, 1995, October 1, 1995 and December 13, 1995
FRANKLIN/TEMPLETON  GERMAN GOVERNMENT BOND FUND
Dated March 1, 1995, as amended November 15, 1995, as supplemented December 13, 1995
FRANKLIN/TEMPLETON  INTERNATIONAL  CURRENCY FUNDS
(Global,  Hard and High Income Currency Funds)
Dated March 1, 1995, as supplemented July 26, 1995, October 1, 1995 and December 13, 1995

TEMPLETON GROUP OF FUNDS
TEMPLETON GROWTH FUND, INC.
TEMPLETON WORLD FUND
TEMPLETON FOREIGN FUND
TEMPLETON SMALLER  COMPANIES GROWTH FUND, INC.
TEMPLETON REAL ESTATE SECURITIES
FUND  TEMPLETON  INCOME  FUND
each  dated  January  1,  1996
TEMPLETON  GLOBAL OPPORTUNITIES TRUST
dated May 1, 1995, as amended July 25, 1995 and supplemented October 2, 1995 and December 5, 1995
TEMPLETON DEVELOPING  MARKETS TRUST
dated May 1, 1995, as amended August 10, 1995 and supplemented September 29, 1995, October 2, 1995 and December 5, 1995
TEMPLETON GLOBAL  INFRASTRUCTURE FUND
 dated July 10, 1995, as supplemented October 2, 1995 and December 5, 1995 TEMPLETON AMERICAN TRUST, INC.
dated May 1, 1995, as amended December 20, 1995
TEMPLETON REGION FUNDS
dated May 8, 1995, as amended August 31, 1995 and supplemented October 2, 1995, November 8, 1995 and December 5, 1995
FRANKLIN TEMPLETON JAPAN FUND
dated August 1, 1995, as supplemented October 2, 1995 and December 5, 1995) TEMPLETON AMERICAS GOVERNMENT SECURITIES FUND dated July 10, 1995, as supplemented July 26, 1995, August 8, 1995, October 2, 1995 and December 5, 1995
TEMPLETON  GROWTH AND INCOME FUND
dated July 10,  1995,  as amended  December 6, 1995
(each as may be further amended and supplemented from time to time)